PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Global Insights Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.8%
Brazil : 4.1%
1,785,616
(1)
NU Holdings Ltd./Cayman
Islands - Class A
$ 28,587,712
2.5
156,732  Wheaton Precious Metals
Corp.
17,528,907
1.6
46,116,619
4.1
China : 5.5%
108,815  Alibaba Group Holding
Ltd., ADR
19,448,505
1.7
954,508  Shenzh en Envicool
Technology Co. Ltd. -
Class A
10,724,463
1.0
168,300
Tencent Holdings Ltd.
14,340,776
1.3
221,800
Trip.com Group Ltd.
16,820,770
1.5
61,334,514
5.5
Germany : 3.8%
411,595
BASF SE
20,565,095
1.9
184,376
(1)
Siemens Energy AG
21,678,832
1.9
42,243,927
3.8
Hong Kong : 1.5%
94,036
Futu Holdings Ltd., ADR
16,353,801
1.5
India : 2.8%
113,643
Maruti Suzuki India Ltd.
20,525,711
1.8
738,365
Reliance Industries Ltd.
11,341,145
1.0
31,866,856
2.8
Indonesia : 0.9%
23,425,500
Bank Central Asia Tbk PT
10,727,953
0.9
Italy : 2.4%
2,783,035
Enel SpA
26,373,621
2.4
Japan : 4.2%
551,900
FUJIFILM Holdings Corp.
13,724,815
1.2
300,200
Hitachi Ltd.
7,953,219
0.7
837,400
(1)
Sony Financial Group,
Inc.
928,651
0.1
837,400
Sony Group Corp.
24,072,488
2.2
46,679,173
4.2
Singapore : 1.2%
2,313,618
(1)
Grab Holdings Ltd. -
Class A
13,927,980
1.2
Switzerland : 3.6%
16,421
Lonza Group AG
10,979,710
1.0
1,078,899
(1)
Sportradar Group AG -
Class A
29,022,383
2.6
40,002,093
3.6
United Kingdom : 3.9%
4,335,634
Barclays PLC
22,308,238
2.0
278,108  Reckitt Benckiser Group
PLC
21,414,870
1.9
43,723,108
3.9
United States : 63.9%
135,269
3M Co.
20,991,043
1.9
114,237
AbbVie, Inc.
26,450,435
2.4
202,619
Acushnet Holdings Corp.
15,903,565
1.4
110,106
Apple, Inc.
28,036,291
2.5
35,776
(1)
AppLovin Corp. - Class A
25,706,487
2.3
50,312
(1)
ARM Holdings PLC, ADR
7,118,645
0.6
81,031
(1)
Astera Labs, Inc.
15,865,870
1.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
483,619
Bank of America Corp.
$ 24,949,904
2.2
200,745
Bunge Global SA
16,310,531
1.5
335,855
Cisco Systems, Inc.
22,979,199
2.1
360,675
(1)
Coeur Mining, Inc.
6,766,263
0.6
19,700
(1)
Coinbase Global, Inc. -
Class A
6,648,553
0.6
60,026  Constellation Energy
Corp.
19,752,756
1.8
318,312
Coterra Energy, Inc.
7,528,079
0.7
90,927
(1)
First Solar, Inc.
20,052,131
1.8
323,475
Fox Corp. - Class A
20,398,334
1.8
355,668
Freeport-McMoRan, Inc.
13,949,299
1.3
59,915
Garmin Ltd.
14,752,271
1.3
41,322
GE Aerospace
12,430,484
1.1
25,943
HCA Healthcare, Inc.
11,056,907
1.0
122,673
Holcim AG
10,467,020
0.9
61,195
ITT, Inc.
10,939,218
1.0
776,370
(1)(2)
Joby Aviation, Inc.
12,530,612
1.1
40,536  Marsh & McLennan Cos.,
Inc.
8,169,220
0.7
13,330  Meta Platforms, Inc. -
Class A
9,789,285
0.9
53,771
Microsoft Corp.
27,850,690
2.5
157,085
(1)
Natera, Inc.
25,285,973
2.3
144,621
NVIDIA Corp.
26,983,386
2.4
90,641
Prologis, Inc.
10,380,207
0.9
228,590
(1)
Robinhood Markets, Inc.
- Class A
32,729,516
2.9
165,865
(1)
Rocket Lab Corp.
7,946,592
0.7
62,118
Rockwell Automation, Inc.
21,712,105
1.9
278,840
Shell PLC
9,938,143
0.9
29,052
(1)
Spotify Technology SA
20,278,296
1.8
39,754
Targa Resources Corp.
6,660,385
0.6
78,696
(1)
Tesla, Inc.
34,997,685
3.1
47,767
Valero Energy Corp.
8,132,810
0.7
197,463  Vertiv Holdings Co. -
Class A
29,789,268
2.7
244,268
Walmart, Inc.
25,174,260
2.3
157,778
Walt Disney Co.
18,065,581
1.6
501,730
(1)
Waystar Holding Corp.
19,025,602
1.7
714,492,901
63.9
Total Common Stock
(Cost $882,313,261)
1,093,842,546
97.8
Total Long-Term
Investments
(Cost $882,313,261)
1,093,842,546
97.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Insights Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.4%
Repurchase Agreements : 1.0%
3,030,886
(3)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
09/30/2025, 4.210%, due
10/01/2025 (Repurchase
Amount $3,031,236,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$3,091,541, due
08/27/27-09/01/55)
$ 3,030,886
0.3
128,055
(3)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$128,070, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $130,616, due
07/15/26-08/15/54)
128,055
0.0
2,481,709
(3)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.220%, due
10/01/2025 (Repurchase
Amount $2,481,996,
collateralized by various
U.S. Government
Agency Obligations,
1.923%-6.500%, Market
Value plus accrued
interest $2,531,343, due
08/01/32-06/01/64)
2,481,709
0.2
241,257
(3)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$241,285, collateralized
by various U.S.
Government Securities,
4.125%-4.500%, Market
Value plus accrued
interest $246,082, due
12/31/31-05/31/32)
241,257
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
333,554
(3)
Natwest Markets
Securities Inc.,
Repurchase Agreement
dated 09/30/2025,
4.190%, due 10/01/2025
(Repurchase Amount
$333,592, collateralized
by various U.S.
Government Securities,
0.000%-6.625%, Market
Value plus accrued
interest $340,225, due
11/18/25-08/15/55)
$ 333,554
0.0
1,925,405
(3)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
09/30/2025, 4.200%, due
10/01/2025 (Repurchase
Amount $1,925,627,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.625%-
7.000%, Market Value
plus accrued interest
$1,963,914, due
01/15/29-10/01/55)
1,925,405
0.2
107,357
(3)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$107,369, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $109,504, due
10/23/25-08/15/55)
107,357
0.0
3,063,129
(3)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 09/30/2025,
4.290%, due 10/01/2025
(Repurchase Amount
$3,063,489, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $3,118,660, due
10/15/26-02/15/54)
3,063,129
0.3
Total Repurchase
Agreements
(Cost $11,311,352)
11,311,352
1.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Insights Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits : 0.2%
320,000
(3)
Canadian Imperial Bank
of Commerce,
4.090
%,
10/01/2025 $ 320,000
0.0
300,000
(3)
DZ Bank AG,
4.080
%,
10/01/2025 300,000
0.0
290,000
(3)
HSBC Bank PLC,
4.130
%,
10/01/2025 290,000
0.0
310,000
(3)
Landesbank Hessen
Thueringen Girozentrale,
4.100
%,
10/01/2025 310,000
0.0
320,000
(3)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 320,000
0.1
320,000
(3)
Royal Bank of Canada,
4.140
%,
10/01/2025 320,000
0.1
320,000
(3)
Societe Generale S.A.,
4.090
%,
10/01/2025 320,000
0.0
Total Time Deposits
(Cost $2,180,000)
2,180,000
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.2%
23,947,718
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
(Cost $23,947,718) $ 23,947,718 2.2
Total Short-Term
Investments
(Cost $37,439,070)
37,439,070
3.4
Total Investments in
Securities
(Cost $919,752,331) $ 1,131,281,616 101.2
Liabilities in Excess of
Other Assets (13,930,545) (1.2)
Net Assets $ 1,117,351,071 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 16.9%
Consumer Discretionary 15.7
Industrials 15.3
Financials 13.5
Health Care 8.3
Communication Services 7.4
Materials 6.2
Consumer Staples 5.6
Utilities 4.1
Sector Diversiﬁcation
Percentage
of Net Assets
Energy 3.9%
Real Estate 0.9
Short-Term Investments 3.4
Liabilities in Excess of Other Assets (1.2)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Insights Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Brazil $ 46,116,619 $ — $ — $ 46,116,619
China 30,172,968 31,161,546 — 61,334,514
Germany — 42,243,927 — 42,243,927
Hong Kong 16,353,801 — — 16,353,801
India — 31,866,856 — 31,866,856
Indonesia — 10,727,953 — 10,727,953
Italy — 26,373,621 — 26,373,621
Japan 928,651 45,750,522 — 46,679,173
Singapore 13,927,980 — — 13,927,980
Switzerland 29,022,383 10,979,710 — 40,002,093
United Kingdom — 43,723,108 — 43,723,108
United States 694,087,738 20,405,163 — 714,492,901
Total Common Stock 830,610,140 263,232,406 — 1,093,842,546
Short-Term Investments 23,947,718 13,491,352 — 37,439,070
Total Investments, at fair value $ 854,557,858 $ 276,723,758 $ — $ 1,131,281,616
Liabilities Table
Other Financial Instruments+
Futures $ (287,880) $ — $ — $ (287,880)
Total Liabilities $ (287,880) $ — $ — $ (287,880)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, the following futures contracts were outstanding for Voya Global Insights Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
Canadian Dollar Currency Future 446 12/16/25 $ 32,156,600 $ (287,880)
$ 32,156,600 $ (287,880)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 224,842,457
Gross Unrealized Depreciation (13,313,172)
Net Unrealized Appreciation $ 211,529,285